Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, N.Y. 10017-3954 (212) 455-2000 Facsimile (212) 455-2502
Direct Dial Number	E-Mail Address
212-455-3189	Etolley@stblaw.com
March 11, 2005
Re:	Warner Music Group Corp. Registration Statement on Form S-1
Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington D.C. 20549

Ladies and Gentlemen:

        On behalf of Warner Music Group Corp., a Delaware corporation (the "Company"), we hereby transmit for electronic filing, pursuant to Rule 101(a) of Regulation S-T of the Securities Act of 1933, as amended, a Registration Statement on Form S-1 relating to the Company's proposed offering of its common stock.

        The filing fee in the amount of $88,275 was deposited by wire transfer of same-day funds to the Securities and Exchange Commission's account on March 10, 2005.

        Please note that the disclosure in the Company's Registration Statement on Form S-1 is based substantially on the disclosure contained in the Registration Statement on Form S-4 of the Company's wholly-owned subsidiary, WMG Acquisition Corp., and the guarantor registrants (File No. 333-121322) (the "S-4"), which was declared effective by the Securities and Exchange Commission (the "SEC") on February 10, 2005. The S-4 received a full review by Sara W. Dunton, Hanna T. Teshome, Celeste Murphy, Theresa Messinese and Michael Fay of the SEC's staff. Accordingly, the Company has authorized us to request that the staff consider a limited and expedited review of the S-1, if at all possible. In that regard, we note that (1) the financial information has been updated for the Company's first quarter ended December 31, 2004 (the S-4 had previously included audited financial statements for the fiscal year ended September 30, 2004 that the accounting staff reviewed) and (2) there will not be a "Directed Share Program" in connection with the proposed offering. Thank you in advance for considering this request.

        Should you have any questions regarding this filing, please do not hesitate to contact me (phone: 212-455-3198; fax: 212-455-2502) or Mary Kuan (phone: 212-455-2257; fax: 212-455-2502).

Very truly yours,
Edward P. Tolley III
Cc:
Sara W. Dunton
Hanna T. Teshome